Property & Equipment (Notes)	12 Months Ended
Jan. 31, 2015
Property and Equipment Disclosure [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

($ thousands)	January 31, 2015	February 1, 2014
Land and buildings	$40,078	$37,206
Leasehold improvements	183,466	183,266
Technology equipment	53,406	51,074
Machinery and equipment	35,988	36,029
Furniture and fixtures	117,254	116,501
Construction in progress	8,504	4,464
Property and equipment	438,696	428,540
Allowances for depreciation	(288,953)	(284,980)
Property and equipment, net	$149,743	$143,560

Useful lives of property and equipment are as follows:

Buildings	5-30 years
Leasehold improvements	5-20 years
Technology equipment	2-10 years
Machinery and equipment	8-20 years
Furniture and fixtures	3-10 years

The Company recorded charges for impairment, primarily for leasehold improvements and furniture and fixtures in the Company’s retail stores, of $2.0 million, $1.6 million and $4.1 million in 2014, 2013 and 2012, respectively. All of the impairment charges in 2014 and 2013 are included in selling and administrative expenses. Of the $4.1 million impairment charges in 2012, $3.6 million is included in restructuring and other special charges, net and $0.5 million is included in selling and administrative expenses. Fair value was based on estimated future cash flows to be generated by retail stores, discounted at a market rate of interest.